Intangible assets, net - Amortization (Details) ¥ in Millions, $ in Millions	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 CNY (¥)
Finite-Lived Intangible Assets, Net [Abstract]
2027	¥ 3,833
2028	2,913
2029	2,331
2030	2,142
2031	1,713
Thereafter	4,051
Net book value	¥ 16,983	$ 2,462	¥ 20,911